Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due from related parties (current)	$ 27,864	$ 16,914
Due to related parties (current)	(5,796)	(72)
Due to related parties (non-current)	(66,690)	(71,631)
Advances for vessels under construction and related costs	0	31,898
Vessels, net	755,332	749,088
Accrued liabilities	(3,387)	(4,758)
Related parties
Due from related parties (current)	27,864	16,914
Due to related parties (current)	(5,796)	(72)
Due to related parties (non-current)	(66,690)	(71,631)
Advances for vessels under construction and related costs	0	1,004
Vessels, net	170,871	0
Accrued liabilities	$ (304)	$ (350)